Income Tax - Schedule of Other Comprehensive Income or Equity (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Comprehensive Income or Equity [Abstract]
Income tax rate	25.17%	25.17%	25.17%